Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Barclays PLC
Entity File Number	1-09246
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	16,752,457,128
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	Barclays PLC (the Company) is filing this Amendment No. 1 on Form 20-F/A (Amendment No. 1) to amend its Annual Report on Form 20-F for the fiscal year ended 31 December 2021 (Original Filing) that was filed with the U.S. Securities and Exchange Commission (SEC) on 23 February 2022 (Original Filing Date). The purpose of this Amendment No. 1 is to:•reflect the restatement of the Company's financial statements and consolidated financial statements as at and for the year ended 31 December 2021, including the notes thereto (Restated Financial Statements), which are hereby refiled to reflect both a £220m litigation and conduct provision and associated income statement charge recognised in the year ended 31 December 2021 and a contingent liability disclosure in respect of the impact of the c.$15bn over-issuance of securities by Barclays Bank PLC (BBPLC) in excess of the maximum aggregate offering price registered under BBPLC’s Registration Statement on Form F-3, as declared effective by the SEC in August 2019 (2019 F-3) (the Over-issuance of Securities), and related potential claims and enforcement actions against BBPLC and its affiliates, as well as a small number of non-adjusting post-balance sheet events, as described in further detail under Note 1a to the Restated Financial Statements;•amend related disclosures in the Original Filing to reflect the Restated Financial Statements;•amend the disclosure under the headings ‘Governance—Directors’ report—Board Audit Committee report’, ‘Governance—Directors’ report—How we comply—Audit, Risk and Internal Control’, ‘Governance—Remuneration report—Annual report on Directors’ remuneration’, ‘Additional information—Disclosure controls and procedures’ and include disclosure under the heading ‘Governance—Directors’ report—How we comply—Audit, Risk and Internal Control —Material Weakness’, to reflect management’s conclusion that the Company’s internal control over financial reporting and disclosure controls and procedures were not effective under the applicable Committee of Sponsoring Organizations (COSO) Framework as at 31 December 2021 due to a material weakness in the Company’s internal control over financial reporting identified subsequent to the Original Filing Date as a result of the Over-issuance of Securities having occurred and not being immediately identified, as publicly disclosed by the Company in its announcement of 28 March 2022, and to disclose the remediation efforts undertaken by the Company’s management as at the date of this filing;•amend disclosure under the heading ‘Risk review—Material existing and emerging risks’ to include a risk factor on the material weakness in the Group’s internal control over financial reporting identified subsequent to the Original Filing Date and a risk factor on the Over-issuance of Securities;•include the revised Report of Independent Registered Public Accounting Firm of KPMG LLP (KPMG) on the Restated Financial Statements;•include the revised Report of Independent Registered Public Accounting Firm of KPMG on Internal Controls Over Financial Reporting;•include 'Contract of Employment - Anna Cross' as Exhibit 4.19, as a result of Anna Cross having assumed the position, effective 23 April 2022, of Group Finance Director and Executive Director of the Company;•include currently-dated certifications from the Group Chief Executive and Group Finance Director, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, included in this Amendment No. 1 as Exhibits 12.1 and 13.1•include a currently-dated consent letter from the Company’s independent registered public accounting firm, KPMG, as Exhibit 15.1; and•amend Exhibit 99.1 to reflect the Restated Financial Statements.Other disclosure in this Amendment No. 1 is included for the convenience of the reader only and has not been updated from the Original Filing. Therefore, except for the changes expressly described above, this Amendment No. 1 continues to present information as at the Original Filing Date and does not amend, supplement or update any information contained in the Original Filing to give effect to any subsequent events. Accordingly, this Amendment No. 1 should be read in conjunction with the Company's reports filed with the SEC subsequent to the Original Filing Date. The filing of this Amendment No. 1, and the inclusion of newly executed certifications, should not be understood to mean that any other statements or disclosure contained in the Original Filing are true and complete as of any date subsequent to the Original Filing Date, except as expressly noted above.See Restatement of financial statements (Note 1a) on page 228 for further details on the Over-issuance of Securities.
Entity Central Index Key	0000312069
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
American Depositary Shares, each representing four 25p ordinary shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four 25p ordinary shares
Trading Symbol	BCS
Security Exchange Name	NYSE
4.338% Fixed-to-Floating Rate Senior Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	4.338% Fixed-to-Floating Rate Senior Notes due 2024
Trading Symbol	BCS24A
Security Exchange Name	NYSE
Floating Rate Senior Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Notes due 2024
Trading Symbol	BCS24B
Security Exchange Name	NYSE
4.972% Fixed-to-Floating Rate Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	4.972% Fixed-to-Floating Rate Senior Notes due 2029
Trading Symbol	BCS29
Security Exchange Name	NYSE
4.610% Fixed-to-Floating Rate Senior Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	4.610% Fixed-to-Floating Rate Senior Notes due 2023
Trading Symbol	BCS23B
Security Exchange Name	NYSE
Floating Rate Senior Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Notes due 2023
Trading Symbol	BCS23C
Security Exchange Name	NYSE
4.375% Fixed Rate Subordinated Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	4.375% Fixed Rate Subordinated Notes due 2024
Trading Symbol	BCS24
Security Exchange Name	NYSE
3.65% Fixed Rate Senior Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	3.65% Fixed Rate Senior Notes due 2025
Trading Symbol	BCS25
Security Exchange Name	NYSE
5.25% Fixed Rate Senior Notes due 2045
Document Information [Line Items]
Title of 12(b) Security	5.25% Fixed Rate Senior Notes due 2045
Trading Symbol	BCS45
Security Exchange Name	NYSE
4.375% Fixed Rate Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	4.375% Fixed Rate Senior Notes due 2026
Trading Symbol	BCS26
Security Exchange Name	NYSE
5.20% Fixed Rate Subordinated Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	5.20% Fixed Rate Subordinated Notes due 2026
Trading Symbol	BCS26A
Security Exchange Name	NYSE
Floating Rate Senior Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Notes due 2023
Trading Symbol	BCS23
Security Exchange Name	NYSE
3.684% Fixed Rate Senior Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	3.684% Fixed Rate Senior Notes due 2023
Trading Symbol	BCS23A
Security Exchange Name	NYSE
4.337% Fixed Rate Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.337% Fixed Rate Senior Notes due 2028
Trading Symbol	BCS28
Security Exchange Name	NYSE
4.950% Fixed Rate Senior Notes due 2047
Document Information [Line Items]
Title of 12(b) Security	4.950% Fixed Rate Senior Notes due 2047
Trading Symbol	BCS47
Security Exchange Name	NYSE
4.836% Fixed Rate Subordinated Callable Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.836% Fixed Rate Subordinated Callable Notes due 2028
Trading Symbol	BCS28A
Security Exchange Name	NYSE
3.250% Fixed Rate Senior Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	3.250% Fixed Rate Senior Notes due 2033
Trading Symbol	BCS33
Security Exchange Name	NYSE
3.932% Fixed-to-Floating Rate Senior Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	3.932% Fixed-to-Floating Rate Senior Notes due 2025
Trading Symbol	BCS25A
Security Exchange Name	NYSE
5.088% Fixed-to-Floating Rate Subordinated Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	5.088% Fixed-to-Floating Rate Subordinated Notes due 2030
Trading Symbol	BCS30
Security Exchange Name	NYSE
2.852% Fixed-to-Floating Rate Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	2.852% Fixed-to-Floating Rate Senior Notes due 2026
Trading Symbol	BCS26B
Security Exchange Name	NYSE
2.645% Fixed Rate Resetting Senior Callable Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	2.645% Fixed Rate Resetting Senior Callable Notes due 2031
Trading Symbol	BCS31
Security Exchange Name	NYSE
3.564% Fixed Rate Resetting Subordinated Callable Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	3.564% Fixed Rate Resetting Subordinated Callable Notes due 2035
Trading Symbol	BCS35
Security Exchange Name	NYSE
1.007% Fixed Rate Resetting Senior Callable Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	1.007% Fixed Rate Resetting Senior Callable Notes due 2024
Trading Symbol	BCS24C
Security Exchange Name	NYSE
2.667% Fixed Rate Resetting Senior Callable Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	2.667% Fixed Rate Resetting Senior Callable Notes due 2032
Trading Symbol	BCS32
Security Exchange Name	NYSE
3.811% Fixed Rate Resetting Subordinated Callable Notes due 2042
Document Information [Line Items]
Title of 12(b) Security	3.811% Fixed Rate Resetting Subordinated Callable Notes due 2042
Trading Symbol	BCS42
Security Exchange Name	NYSE
2.279% Fixed Rate Resetting Senior Callable Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	2.279% Fixed Rate Resetting Senior Callable Notes due 2027
Trading Symbol	BCS27
Security Exchange Name	NYSE
2.894% Fixed Rate Resetting Senior Callable Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	2.894% Fixed Rate Resetting Senior Callable Notes due 2032
Trading Symbol	BCS32A
Security Exchange Name	NYSE
3.330% Fixed Rate Resetting Senior Callable Notes due 2042
Document Information [Line Items]
Title of 12(b) Security	3.330% Fixed Rate Resetting Senior Callable Notes due 2042
Trading Symbol	BCS42A
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Contact Personnel Name	GARTH WRIGHT
City Area Code	+44
Local Phone Number	(0)20 7116 3170
Contact Personnel Email Address	GARTH.WRIGHT@BARCLAYS.COM